Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000910036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012